PRUDENTIAL WORLD FUND, INC.

Gateway Center Three, 4th floor
100 Mulberry Street

Newark, New Jersey 07102-4077

December 30, 2011

VIA EDGAR SUBMISSION

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE
Washington, DC 20549

Re:     Prudential World Fund, Inc.

Post-Effective Amendment No. 61 to the Registration Statement
under the Securities Act of 1933 (No. 2-89725) and
Amendment No. 62 to the Registration Statement under
the Investment Company Act of 1940 (No. 811-03981)

Dear Sir or Madam:

On behalf of the Prudential World Fund, Inc. (the “RIC”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) is Post-Effective Amendment No. 61 to the Registration Statement under the 1933 Act and Amendment No. 62 to the Registration Statement under the 1940 Act (the “Amendment”).

The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act solely for the purpose of creating a new, fourth series for the RIC. The new series is Prudential Jennison Global Opportunities Fund (the “Fund”). The Amendment is not intended to amend the RIC’s current prospectuses dated December 30, 2011 for each of its existing series (each, a “Current Prospectus”) or the RIC’s current combined statement of additional information dated December 30, 2011 for its existing series (the “Current SAI”).

The RIC intends to file a subsequent post-effective amendment on or before March 14, 2012 pursuant to Rule 485(b) under the 1933 Act, to include certain other exhibits and information responsive to any comments from the staff of the Securities and Exchange Commission (the “Staff”) regarding the Amendment filed herewith.

      The investment objective of the Fund will be to seek long-term growth of capital. The Fund will invest primarily in equity and equity-related securities of companies located around the world, and may invest in securities of issuers of any market capitalization. The Fund can invest without limit in foreign securities, and may invest a significant portion of its assets in companies located in emerging markets. Because the Fund may invest a large portion of its assets in a single country or region of the world, the Fund's investments can be geographically concentrated. This can result in more pronounced risks based upon economic conditions that impact a single country or region more or less than other countries or regions.

In addition to common stock, the equity-related securities that the Fund may buy include non-convertible preferred stock, warrants and rights that can be converted into or exchanged for common stock or the cash value of common stock, American Depositary Receipts (ADRs), American Depository Shares (ADSs) and similar securities. The Fund does not consider ADRs, ADSs and other similar receipts or shares traded in U.S. markets to be foreign securities. The Fund may also purchase convertible securities. These are securities that the Fund can convert into the company’s common stock, the cash value of common stock, or some other equity security.

The Fund may invest in derivative instruments, including futures, forwards, options and swaps, to try to enhance return or to try to reduce (“hedge”) investment risks. In selecting investments for the Fund, the Fund’s investment sub-adviser will evaluate overall investment opportunities and risks among the types of investments the Fund may hold.

To assist you with the review of the Amendment, we note that much of the non-investment related information set forth in certain sections of the Preliminary Prospectus and the Preliminary Statement of Additional Information of the Fund is substantially similar to the information set forth in certain comparable sections of each Current Prospectus and the Current SAI. Additionally, we note that the staff recently reviewed post-effective amendment No. 58 to the registration statement of the RIC, which went effective on March 30, 2011 for the launch of a new series, Prudential Emerging Markets Debt Local Currency Fund (the “Prior Registration Statement”).

The following sections of Fund’s prospectus contained in the Amendment include disclosure that is substantially similar to the disclosure contained in each Current Prospectus, the Current SAI and the Prior Registration Statement (collectively, the “Registration Statement”) except as noted:

•

“Summary Section – Fees and Expenses, Example, The Fund’s Past Performance, Buying and Selling Fund Shares, Tax Information and Financial Intermediary Compensation” are substantially similar to the Registration Statement (except with respect to fund specific fee information or other calculations);

•	“Other Investments and Strategies” and “Investment Risks” are substantially similar to the Registration Statement;

•	“How the Fund is Managed” is substantially similar to the Registration Statement;

•

“Distributor,” “Disclosure of Portfolio Holdings,” “Distributions,” “Tax Issues,” “If You Sell Or Exchange Your Shares” and “How to Buy, Sell or Exchange Shares of the Fund” are substantially similar to the Registration Statement; and

•	“Financial Highlights” are substantially similar to the Registration Statement as they relate to a new fund.

The Fund’s statement of additional information contained in the Amendment includes disclosure that is either substantially similar or identical to the disclosure contained in the Registration Statement.

The Amendment contains all applicable Staff comments to the Prior Registration Statement noted above. Since the Amendment is substantially similar to the Registration Statement declared effective by the Staff, we request that the Amendment receives “limited review” as deemed necessary by the Staff.

The Amendment is designated to go effective on March 14, 2012, and we would appreciate receiving the Staff’s comments, if any, on or about February 27, 2012.

If you have any questions or comments with respect to the foregoing, or if I can be of any further assistance in facilitating the Staff’s review, please contact me at 973-367-1495. Thank you for your assistance in this matter.

                                   Very truly yours,

                                   /s/ Katherine P. Feld

                                   Katherine P. Feld

                                   Vice President and Corporate Counsel Prudential Investments LLC